LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 19,914	¥ 179,363
Weighted average interest rates of short-term borrowings	5.27%	6.55%	6.98%
Short-term loans guaranteed by William Wei Huang, Director and CEO of the Company	¥ 0	¥ 247,000
Accounts receivable
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 19,914	20,221
Property and equipment, net
Short-term borrowings
Assets to secure short-term loans and borrowings		144,540
Prepaid land use rights
Short-term borrowings
Assets to secure short-term loans and borrowings		¥ 14,602